AMOUNTS RECEIVABLE (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Amounts Receivable [Abstract]
Provision for expected credit losses	$ 0	$ 134,083	$ 0